Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 26, 2012	Sep. 27, 2012	Jul. 27, 2012	Jul. 24, 2012	Jul. 17, 2012	May 16, 2012	Mar. 01, 2012	Oct. 13, 2010	Oct. 27, 2012 Store	Oct. 29, 2011	Oct. 27, 2012 Store	Oct. 29, 2011	Jan. 28, 2012 Store	Jan. 29, 2011 Store	Jan. 30, 2010 Store
Significant Accounting Policies [Line Items]
Number of operated stores									243		243		192	142	102
Term loan facility subject to repayment			$ 65,250,000								$ 50,000,000		$ 65,250,000
Amounts due from banks													1,182,000	680,000
Cash and cash equivalent description													He majority of payments due from banks for third-party credit card and debit card transactions resulting from customer purchases at the Company's retail stores process within 24 to 48 hours, except for transactions occurring on a Friday, which are generally processed the following Monday. All credit card and debit card transactions that process in less than seven days are classified as cash and cash equivalents in the accompanying balance sheets.	The majority of payments due from banks for third-party credit card and debit card transactions resulting from customer purchases at the Company's retail stores process within 24 to 48 hours, except for transactions occurring on a Friday, which are generally processed the following Monday. All credit card and debit card transactions that process in less than seven days are classified as cash and cash equivalents in the accompanying balance sheets
Depreciation and amortization expense											6,841,000	5,001,000	7,071,000	4,805,000	3,660,000
Amortization expense applicable to property and equipment under capital leases															73,000
Amortization of deferred financing costs											387,000	21,000	28,000	28,000	51,000
Lease renewal period, minimum											5 years		5 years
Lease renewal period, maximum											7 years		7 years
Operating lease agreement extension term		10 years									10 years		10 years
Stock-based compensation expense											10,157,000	839,000	1,197,000	2,104,000	271,000
Stock-based compensation cost, modification							5,300,000							4,309,000
Vendor allowances													2,908,000	1,999,000	1,003,000
Pre-opening costs													3,412,000	2,342,000	1,216,000
Advertising expenses													9,672,000	6,449,000	3,920,000
Convertible preferred stock, dividends						99,451,000		196,726,000			99,451,000			(192,417,000)
Repayment of Term Loan Facility	250,000		65,250,000								65,500,000
Interest expense			683,000											53,000
Preferred Stock were converted into common stock				30,894,953
Reverse stock split ratio, common stock					0.3460
Common stock, authorized					120,000,000				120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000
Series A preferred stock, dividend rate					8.00%				8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Fair value of cash equivalents									622,000	8,000	622,000	8,000	41,023,000
Term Loan Facility
Significant Accounting Policies [Line Items]
Borrowing under term loan facility						100,000,000							100,000,000
Leasehold improvements
Significant Accounting Policies [Line Items]
Estimated useful lives													10 years
Cost of goods sold
Significant Accounting Policies [Line Items]
Vendor allowances													2,850,000	1,896,000	893,000
Selling, general and administrative expenses
Significant Accounting Policies [Line Items]
Vendor allowances													58,000	103,000	110,000
Original Agreement
Significant Accounting Policies [Line Items]
Lease renewal period, minimum													5 years
Lease renewal period, maximum													10 years
Maximum
Significant Accounting Policies [Line Items]
Products offering price									$ 5		$ 5		$ 5
Maximum | Furniture and fixtures
Significant Accounting Policies [Line Items]
Estimated useful lives													5 years
Maximum | Computers and equipment
Significant Accounting Policies [Line Items]
Estimated useful lives													5 years
Minimum | Furniture and fixtures
Significant Accounting Policies [Line Items]
Estimated useful lives													3 years
Minimum | Computers and equipment
Significant Accounting Policies [Line Items]
Estimated useful lives													3 years